Segment reporting - Business segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Total segment revenue	$ 9,716	$ 10,059	[1]	$ 9,945	[1]
Gross profit	1,981	1,973	[1]	2,205	[1]
Operating expenses and net other income (expenses)	(1,158)	(1,176)		(1,029)
Profit from operating activities	823	797	[1]	1,176	[1]
Financial income	145	41	[1]	49	[1]
Financial expenses	(651)	(865)	[1]	(739)	[1]
Profit (loss) from continuing operations before income tax	317	(27)	[1]	486	[1]
Income tax (expense) benefit	(134)	(2)	[1]	(65)	[1]
Profit (loss) from continuing operations	183	(29)	[1]	421	[1]
Depreciation and amortization from continuing operations	698	615		628
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	1,521	1,412		1,804
Included in EBITDA:
Asset impairment charges, net of reversals	101	240		44
(Gain) loss on sale or disposal of businesses and non-current assets	30	(8)
Non-cash pension expense, net of settlement gain	58	56		58
Operational process engineering-related consultancy costs	29	14		15
Related party management fee	27	27		29
Restructuring costs, net of reversals	21	14		21
Strategic review costs	40
Unrealized (gain) loss on derivatives	(13)	22		(1)
Other	11	(6)		11
Adjusted EBITDA from continuing operations	1,825	1,771		1,981
Segment assets as of December 31, 2019 (excluding intercompany balances)	16,257	16,178
Included in segment assets are:
Additions to property, plant and equipment	602
Additions other than through business combinations	721	565
Additions to intangible assets	58	22
Segment liabilities as of December 31, 2019 (excluding intercompany balances)	14,280	14,552
Reynolds Consumer Products
Disclosure of operating segments [line items]
Total segment revenue	3,032	3,144		2,959
Pactiv Foodservice
Disclosure of operating segments [line items]
Total segment revenue	3,717	3,778		3,729
Graham Packaging
Disclosure of operating segments [line items]
Total segment revenue	1,924	2,087		2,147
Evergreen
Disclosure of operating segments [line items]
Total segment revenue	1,606	1,603		1,562
Business segments
Disclosure of operating segments [line items]
Total segment revenue	153	221		306
Business segments | Reynolds Consumer Products
Disclosure of operating segments [line items]
Total segment revenue	2,881	2,980		2,807
Gross profit	867	849		853
Operating expenses and net other income (expenses)	(315)	(289)		(283)
Profit from operating activities	552	560		570
Depreciation and amortization from continuing operations	99	83		86
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	651	643		656
Included in EBITDA:
Asset impairment charges, net of reversals	0	0		0
(Gain) loss on sale or disposal of businesses and non-current assets	0	0
Non-cash pension expense, net of settlement gain	0	0		0
Operational process engineering-related consultancy costs	2	0		3
Related party management fee	0	0		0
Restructuring costs, net of reversals	0	0		5
Strategic review costs	33
Unrealized (gain) loss on derivatives	(9)	14		(4)
Other	0	(5)		0
Adjusted EBITDA from continuing operations	677	652		660
Segment assets as of December 31, 2019 (excluding intercompany balances)	4,424	4,108
Included in segment assets are:
Additions to property, plant and equipment	102
Additions other than through business combinations		82
Additions to intangible assets	11	1
Segment liabilities as of December 31, 2019 (excluding intercompany balances)	807	593
Business segments | Pactiv Foodservice
Disclosure of operating segments [line items]
Total segment revenue	3,275	3,267		3,237
Gross profit	639	606		721
Operating expenses and net other income (expenses)	(316)	(293)		(319)
Profit from operating activities	323	313		402
Depreciation and amortization from continuing operations	247	204		205
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	570	517		607
Included in EBITDA:
Asset impairment charges, net of reversals	2	7		36
(Gain) loss on sale or disposal of businesses and non-current assets	20	23
Non-cash pension expense, net of settlement gain	0	0		0
Operational process engineering-related consultancy costs	26	14		12
Related party management fee	0	0		0
Restructuring costs, net of reversals	1	2		8
Strategic review costs	0
Unrealized (gain) loss on derivatives	(4)	6		2
Other	4	0		12
Adjusted EBITDA from continuing operations	619	569		677
Segment assets as of December 31, 2019 (excluding intercompany balances)	4,891	4,702
Included in segment assets are:
Additions to property, plant and equipment	200
Additions other than through business combinations		243
Additions to intangible assets	37	16
Segment liabilities as of December 31, 2019 (excluding intercompany balances)	1,144	880
Business segments | Graham Packaging
Disclosure of operating segments [line items]
Total segment revenue	1,924	2,087		2,147
Gross profit	259	265		323
Operating expenses and net other income (expenses)	(214)	(404)		(188)
Profit from operating activities	45	(139)		135
Depreciation and amortization from continuing operations	270	253		257
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	315	114		392
Included in EBITDA:
Asset impairment charges, net of reversals	33	229		7
(Gain) loss on sale or disposal of businesses and non-current assets	0	0
Non-cash pension expense, net of settlement gain	0	0		0
Operational process engineering-related consultancy costs	0	0		0
Related party management fee	0	0		0
Restructuring costs, net of reversals	17	7		4
Strategic review costs	0
Unrealized (gain) loss on derivatives	0	0		0
Other	5	(1)		(6)
Adjusted EBITDA from continuing operations	370	349		397
Segment assets as of December 31, 2019 (excluding intercompany balances)	3,888	3,958
Included in segment assets are:
Additions to property, plant and equipment	172
Additions other than through business combinations		130
Additions to intangible assets	6	2
Segment liabilities as of December 31, 2019 (excluding intercompany balances)	805	705
Business segments | Evergreen
Disclosure of operating segments [line items]
Total segment revenue	1,483	1,504		1,448
Gross profit	204	233		276
Operating expenses and net other income (expenses)	(80)	(65)		(79)
Profit from operating activities	124	168		197
Depreciation and amortization from continuing operations	71	63		59
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	195	231		256
Included in EBITDA:
Asset impairment charges, net of reversals	0	0		0
(Gain) loss on sale or disposal of businesses and non-current assets	0	0
Non-cash pension expense, net of settlement gain	0	0		0
Operational process engineering-related consultancy costs	1	0		0
Related party management fee	0	0		0
Restructuring costs, net of reversals	0	0		2
Strategic review costs	0
Unrealized (gain) loss on derivatives	0	2		1
Other	5	(3)		(1)
Adjusted EBITDA from continuing operations	201	230		258
Segment assets as of December 31, 2019 (excluding intercompany balances)	1,246	1,129
Included in segment assets are:
Additions to property, plant and equipment	90
Additions other than through business combinations		65
Additions to intangible assets	1	0
Segment liabilities as of December 31, 2019 (excluding intercompany balances)	434	371
Total inter-segment revenue
Disclosure of operating segments [line items]
Total segment revenue	(716)	(774)		(758)
Total inter-segment revenue | Reynolds Consumer Products
Disclosure of operating segments [line items]
Total segment revenue	151	164		152
Total inter-segment revenue | Pactiv Foodservice
Disclosure of operating segments [line items]
Total segment revenue	442	511		492
Total inter-segment revenue | Graham Packaging
Disclosure of operating segments [line items]
Total segment revenue	0	0		0
Total inter-segment revenue | Evergreen
Disclosure of operating segments [line items]
Total segment revenue	123	99		114
Other /Unallocated
Disclosure of operating segments [line items]
Total segment revenue	(563)	(553)		(452)
Gross profit	12	20		32
Operating expenses and net other income (expenses)	(233)	(125)		(160)
Profit from operating activities	(221)	(105)		(128)
Depreciation and amortization from continuing operations	11	12		21
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	(210)	(93)		(107)
Included in EBITDA:
Asset impairment charges, net of reversals	66	4		1
(Gain) loss on sale or disposal of businesses and non-current assets	10	(31)
Non-cash pension expense, net of settlement gain	58	56		58
Operational process engineering-related consultancy costs	0	0		0
Related party management fee	27	27		29
Restructuring costs, net of reversals	3	5		2
Strategic review costs	7
Unrealized (gain) loss on derivatives	0	0		0
Other	(3)	3		6
Adjusted EBITDA from continuing operations	(42)	(29)		$ (11)
Segment assets as of December 31, 2019 (excluding intercompany balances)	1,808	2,281
Included in segment assets are:
Additions to property, plant and equipment	38
Additions other than through business combinations		45
Additions to intangible assets	3	3
Segment liabilities as of December 31, 2019 (excluding intercompany balances)	$ 11,090	$ 12,003

[1]	The information presented has been revised to reflect the presentation of certain businesses as discontinued operations. Refer to notes 2.6 and 7 for additional information.